Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments ? Balance Sheet Location
		December 31, 2011	December 31, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$297,908
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	375,166
	Subtotal	$-	$673,074

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$887,811
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	992,411
	Subtotal	$3,897,519	$1,880,222

Total derivatives		$3,897,519	$2,553,296

Effect of Derivative Instruments designated as hedging instruments (Recognised in Accumulated Other Comprehensive Gain / (Loss))

Effect of Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(847,943)
Total		$ -	$(847,943)

Effect of Derivative Instruments designated as hedging instruments (Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations)
		Year Ended December 31,
	Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Gain / (Loss) in Statement of Comprehensive Income / (Loss) (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(174,869)
Total		$-	$(174,869)

Effect of Derivative Instruments not designated as hedging instruments
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$1,517,932	$2,017,297
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,858,350)	(2,731,371)
Net loss on derivatives		$(2,340,418)	$(714,074)

Summuary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	December 31, 2012
Interest rate swaps – liability	$3,897,519	$2,553,296

Marketable Securities Location of Gain / (Loss) Recognized
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$567,288	$980,430

Financial Assets measured at fair value on a non-recurring basis
Vessel	Significant Other Observable Inputs (Level 2)	Loss
M/V Crystal Seas	$14,000,000	$5,740,000
M/V Coral Seas	$24,250,000	$62,864,833
M/V Golden Seas	$24,250,000	$52,929,172
M/V Diamond Seas	$21,125,000	$43,513,624
M/V Pearl Seas	$24,250,000	$36,274,742
M/V Sapphire Seas	$20,750,000	$33,554,729
M/V Friendly Seas	$26,625,000	$42,450,048
TOTAL	$155,250,000	$277,327,148